Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ 115,907	$ 102,236	$ 86,282